SUPPLEMENT DATED AUGUST 24, 2015

TO MATTHEWS ASIA FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2015 (AS SUPPLEMENTED)

The Matthews Pacific Tiger Fund will resume accepting orders to purchase shares from new investors effective August 24, 2015.

As of August 24, 2015, all references in the Statement of Additional Information (the “SAI”) to any of the Funds being closed to new investors or investing in or exchanging shares into a closed fund are hereby removed in their entirety.

Please retain this Supplement with your records.